LIR PREMIER MONEY MARKET FUND
                     LIR PREMIER TAX-FREE MONEY MARKET FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

         LIR Premier Money Market Fund and LIR Premier Tax-Free Money Market Fund are professionally managed money market funds organized as diversified series of Mitchell Hutchins LIR Money Series, a Delaware business trust ("Trust").

         The  funds'  investment  adviser,   administrator and  distributor  is
Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber").

         Portions of the Annual Report to Shareholders of the funds' predecessors are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report by calling toll-free 1-800-442-3809.

         This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated May 1, 2000. A copy of the Prospectus may be obtained by calling your Investment Representative at your correspondent firm or by calling toll-free 1-800-442-3809. This SAI is dated May 1, 2000.

                                TABLE OF CONTENTS
                                                                            PAGE

The Funds and Their Investment Policies......................................  2
The Funds' Investments, Related Risks and Limitations........................  3
Organization of the Trust; Trustees and Officers; Principal Holders of
   Securities................................................................ 12
Investment Advisory, Administration and Distribution Arrangements............ 19
Portfolio Transactions....................................................... 23
Additional Purchase and Redemption Information; Service Organizations........ 24
Valuation of Shares.......................................................... 24
Performance Information...................................................... 25
Taxes........................................................................ 27
Other Information............................................................ 29
Financial Statements......................................................... 30


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                     THE FUNDS AND THEIR INVESTMENT POLICIES

         Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

         Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

         Each fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that a fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The funds may purchase only U.S. dollar-denominated obligations of foreign issuers.

         PREMIER MONEY MARKET FUND'S investment objective is to provide a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The fund invests in a diversified portfolio of money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and other entities, (4) repurchase agreements and (5) investment company securities.

         The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks having total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven days.

         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow, including borrowing through reverse repurchase agreements, up to 15% of the value of its total assets for temporary purposes. The fund may invest in the securities of other investment companies.

         PREMIER TAX-FREE MONEY MARKET FUND'S investment objective is to provide a high level of current income exempt from federal income tax consistent with the preservation of capital and the maintenance of liquidity. The fund invests substantially all of its assets in money market instruments issued by states, municipalities, public authorities and other issuers, the interest from which is exempt from federal income tax ("Municipal Securities"). These instruments include (1) municipal commercial paper, (2) municipal bonds and notes and (3) variable and floating rate municipal securities.

         Municipal bonds include private activity bonds ("PABs"), moral obligation bonds, municipal lease obligations and certificates of participation therein and put bonds. The interest on most PABs is an item of tax preference for purposes of the federal alternative minimum tax ("AMT"). Under normal market conditions, the fund intends to invest in Municipal Securities that pay interest that is not an item of tax preference for purposes of the AMT ("AMT exempt interest"), but may invest up to 20% of its total assets in such securities if, in Mitchell Hutchins' judgment, market conditions warrant. In addition, when Mitchell Hutchins believes that there is an insufficient supply of Municipal Securities or during other unusual market conditions, the fund may temporarily hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent that the fund holds cash, such cash would not earn income and would reduce the fund's yield.


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

         The fund may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects such as mass transit or water and sewer works, or securities whose issuers are located in the same state. As a result of such investments, the fund's yield may be more affected by factors pertaining to the economy of the relevant governmental issuer and other factors specifically affecting the ability of issuers of such securities to meet their obligations.

         The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow, including borrowing through reverse repurchase agreements, up to 15% of its total assets for temporary purposes. It may invest in the securities of other investment companies.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

         The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

         YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which each fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         Subsequent to its purchase by the funds, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security is either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

         Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax and (when available) from the AMT are rendered by bond counsel to the respective issuing authorities at the time of issuance. Neither Premier Tax-Free Money Market Fund nor Mitchell Hutchins will review the proceedings relating to the issuance of municipal securities or the basis for these opinions. An issuer's obligations under its municipal securities are subject to the bankruptcy, insolvency and other laws affecting the rights and remedies of creditors (such as the federal bankruptcy laws) and federal, state and local laws that may be enacted that adversely affect the tax-exempt status of interest on the municipal securities held by the fund or the exempt-interest dividends received by the fund's shareholders, extend the time for payment of principal or interest, or both, or impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of principal of and interest on their municipal securities may be materially and adversely affected.


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

         U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

         U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

         COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Commercial paper includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The funds also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

         ASSET-BACKED SECURITIES. The funds may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. For Premier Money Market Fund, such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Certain municipal securities also are structured as asset-backed securities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

         VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The funds may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the funds may purchase variable and floating rate securities of other issuers, and Premier Tax-Free Money Market Fund may purchase variable and floating rate securities of municipal issuers, including tender option bonds. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The funds will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

         Generally, a fund may exercise demand features (1) upon a default subject to the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Premier Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest


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rates under a direct  agreement  between the fund and an issuer.  The  principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

         INVESTING IN FOREIGN SECURITIES. Premier Money Market Fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

         CREDIT AND LIQUIDITY ENHANCEMENTS. A fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit a fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to a fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of a fund to use them when the fund wishes to do so.

         ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities (including certificates of participation) other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. To the extent a fund invests in illiquid securities, it may not be able to liquidate such investments readily and may have to sell other investments if necessary to raise cash to meet its obligations.

         Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

         However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

         The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3)


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

the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

         Mitchell Hutchins also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities comes to exceed 10% of its net assets for any reason, such as a security ceasing to qualify as liquid, changes in the relative market values of portfolio securities or shareholder redemptions, Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders.

         In making determinations as to the liquidity of municipal lease obligations, Mitchell Hutchins will distinguish between direct investments in municipal lease obligations (or participations therein) and investments in securities that may be supported by municipal lease obligations or certificates of participation therein. Since these municipal lease obligation-backed securities are based on a well-established means of securitization, Mitchell Hutchins does not believe that investing in such securities presents the same liquidity issues as direct investments in municipal lease obligations.

         REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

         Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The funds intend to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to a fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

         Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

         A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts." A fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

         INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to Investment Company Act limitations. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

         LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

         Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees
(including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the funds' securities lending program.

         SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transactions.

         TYPES OF MUNICIPAL SECURITIES. Premier Tax-Free Money Market Fund may invest in a variety of municipal securities, as described below:

         MUNICIPAL BONDS. Municipal bonds are debt obligations that are issued by states, municipalities, public authorities or other issuers and that pay interest that is exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The term "municipal bonds" also includes "moral obligation" issues, which are normally issued by special purpose authorities. In the case of such issues, an express or implied "moral obligation" of a related government unit is pledged to the payment of the debt service, but is usually subject to annual budget appropriations. Custodial receipts that represent an ownership interest in one or more municipal bonds also are considered to be municipal bonds. Various types of municipal bonds are described in the following sections.

         MUNICIPAL LEASE OBLIGATIONS. Municipal bonds include municipal lease obligations, such as leases, installment purchase contracts and conditional sales contracts, and certificates of participation therein. Municipal lease obligations are issued by state and local governments and authorities to purchase land or various types of equipment or facilities and may be subject to annual budget appropriations. The fund generally invests in municipal lease obligations through certificates of participation.

         Although municipal lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, they ordinarily are backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. The leases underlying certain municipal lease obligations, however, provide that lease payments are subject to partial or full abatement if, because of material damage or destruction of the leased property, there is substantial interference with the lessee's use or occupancy of such property. This "abatement risk" may be reduced by the existence of insurance covering the leased property, the maintenance by the lessee of reserve funds or the provision of credit enhancements such as letters of credit.

         Certain municipal lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal lease obligations of this type are insured as to timely payment of principal and interest, even in the event of a failure by the municipality to appropriate sufficient funds to make payments under the lease. However, in the case of an uninsured municipal lease obligation, the fund's ability to recover under the lease in the event of a non-appropriation or default will be limited solely to the repossession of leased property without recourse to the general credit of the lessee, and disposition of the property in the event of foreclosure might prove difficult.

         PRIVATE ACTIVITY BONDS ("PABS"). PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities. These obligations are considered municipal bonds if the interest paid thereon is exempt from federal income tax in the opinion of the bond issuer's counsel. PABs are in most cases revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of PABs is usually directly related to the credit standing of the user of the facilities being financed. To the extent the fund invests in certain PABs, shareholders generally will be required to include a portion of their exempt-interest dividends from the fund in calculating their liability for the AMT. See "Taxes" below. The fund may invest more than 25% of its assets in PABs, consistent with its policy of not investing more than 20% of its total assets in securities subject to the AMT.

         PARTICIPATION INTERESTS. Participation interests are interests in municipal bonds, including PABs and floating and variable rate obligations, that are owned by financial institutions. These interests carry a demand feature permitting the holder to tender them back to the financial institution, which demand feature generally is backed by an irrevocable letter of credit or guarantee of the financial institution. The credit standing of such financial institution affects the credit quality of the participation interests.

         A participation interest gives the fund an undivided interest in a municipal bond owned by a financial institution. The fund has the right to sell the instruments back to the financial institution. As discussed above under "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements," to the extent that payment of an obligation is backed by a letter of credit, guarantee or liquidity support arrangement from a financial institution, such payment may be subject to the financial institution's ability to satisfy that commitment. Mitchell Hutchins will monitor the pricing, quality and liquidity of the participation interests held by the fund, and the credit standing of financial institutions issuing letters of credit or guarantees supporting such participation interests on the basis of published financial information, reports of rating services and financial institution analytical services.

         PUT BONDS. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date. The obligation to purchase the bond on the exercise date may be supported by a letter of credit or other credit support arrangement from a bank, insurance company or other financial institution, the credit standing of which affects the credit quality of the obligation.

         If the put is a "one time only" put, the fund ordinarily will either sell the bond or put the bond, depending upon the more favorable price. If the bond has a series of puts after the first put, the bond will be held as long as, in the judgment of Mitchell Hutchins, it is in the best interest of the fund to do so. There is no assurance that the issuer of a put bond acquired by the fund will be able to repurchase the bond upon the exercise date, if the fund chooses to exercise its right to put the bond back to the issuer or to a third party.

         TENDER OPTION BONDS. Tender option bonds are long-term municipal securities sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (the "tender option"). The fund may invest in bonds with tender options that may be exercisable at intervals ranging from daily to 397 days, and the interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal securities, and may be subject to other conditions. Therefore, the fund's ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

         TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES. Municipal bonds include tax-exempt commercial paper and short-term municipal notes, such as tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term securities. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

         MORTGAGE SUBSIDY BONDS. The fund also may purchase mortgage subsidy bonds with a remaining maturity of less than 13 months that are issued to subsidize mortgages on single family homes and "moral obligation" bonds with a remaining maturity of less than 13 months that are normally issued by special purpose public authorities. In some cases the repayment of such bonds depends upon annual legislative appropriations; in other cases repayment is a legal obligation of the issuer, and if the issuer is unable to meet its obligations, repayment becomes a moral commitment of a related government unit (subject, however, to such appropriations).

         STAND-BY COMMITMENTS. Premier Tax-Free Money Market Fund may acquire stand-by commitments under unusual market conditions to facilitate portfolio liquidity. Pursuant to a stand-by commitment, a municipal bond dealer agrees to purchase the securities that are the subject of the commitment at an amount equal to (1) the acquisition cost (excluding any accrued interest paid on acquisition), less any amortized market premium and plus any accrued market or original issue discount, plus (2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased, whichever is later.

         Premier Tax-Free Money Market Fund will enter into stand-by commitments only with those banks or other dealers that, in the opinion of Mitchell Hutchins, present minimal credit risk. The fund's right to exercise stand-by commitments will be unconditional and unqualified. Stand-by commitments will not be transferable by the fund, although it may sell the underlying securities to a third party at any time. The fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities that are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The acquisition of a stand-by commitment will not ordinarily affect the valuation or maturity of the underlying municipal securities. Stand-by commitments acquired by the fund will be valued at zero in determining net asset value. Whether the fund paid directly or indirectly for a stand-by commitment, its cost will be treated as unrealized depreciation and will be amortized over the period the commitment is held by the fund.

         TEMPORARY AND DEFENSIVE INVESTMENTS. When Mitchell Hutchins believes that there is an insufficient supply of municipal securities or that other circumstances warrant a defensive posture, Premier Tax-Free Money Market Fund may hold cash and may invest all or any portion of its net assets in taxable money market instruments, including repurchase agreements. To the extent the fund holds cash, such cash would not earn income and would reduce the fund's yield.

INVESTMENT LIMITATIONS OF THE FUNDS

         FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         Each fund will not:

         (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

         With respect to Premier Tax-Free Money Market Fund, the following interpretation applies to, but is not a part of, fundamental limitation (1):
Each state, territory and possession of the United States (including the District of Columbia and Puerto Rico), each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of a PAB, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the fund exceeds 10% of the fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity.

         (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

         The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

         (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

         (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

         The following interpretation applies to, but is not a part of, this fundamental restriction: a fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

        (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

         (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

         (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

         Each fund will not:

         (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

         (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

         (5)   invest more than 10% of its net assets in illiquid securities.


                ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
                         PRINCIPAL HOLDERS OF SECURITIES

         The Trust was organized on April 29, 1998, as a business trust under the laws of Delaware and has five series. The Trust has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. The Trust is governed by a board of trustees, which oversees the funds' operations. The board is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


       NAME AND ADDRESS; AGE               POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------               -------------------          ----------------------------------------

Margo N. Alexander*+; 53                  Trustee and President      Mrs.   Alexander  is  Chairman   (since  March
                                                                     1999),  chief executive officer and a director
                                                                     of Mitchell  Hutchins (since January 1995) and
                                                                     an executive  vice  president  and director of
                                                                     PaineWebber    (since   March   1984).    Mrs.
                                                                     Alexander  is  president  and  a  director  or
                                                                     trustee of 31  investment  companies for which
                                                                     Mitchell  Hutchins,   PaineWebber  or  one  of
                                                                     their affiliates serves as investment adviser.

Richard Q. Armstrong; 64                         Trustee             Mr.  Armstrong  is chairman  and  principal  of
R.Q.A. Enterprises                                                   R.Q.A.   Enterprises   (management   consulting
One Old Church Road                                                  firm)   (since   April   1991   and   principal
Unit #6                                                              occupation  since March  1995).  Mr.  Armstrong
Greenwich, CT 06830                                                  was  chairman  of the  board,  chief  executive
                                                                     officer and  co-owner of  Adirondack  Beverages
                                                                     (producer  and  distributor  of soft drinks and
                                                                     sparkling/still   waters)  (October  1993-March
                                                                     1995).  He was a  partner  of The  New  England
                                                                     Consulting Group  (management  consulting firm)
                                                                     (December 1992-September 1993). He was managing
                                                                     director   of  LVMH  U.S.   Corporation   (U.S.
                                                                     subsidiary   of   the   French   luxury   goods
                                                                     conglomerate,   Louis  Vuitton  Moet  Hennessey
                                                                     Corporation)  (1987-1991)  and  chairman of its
                                                                     wine  and  spirits  subsidiary,  Schieffelin  &
                                                                     Somerset Company (1987-1991).  Mr. Armstrong is
                                                                     a  director   or   trustee  of  30   investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.


                                                         12

       NAME AND ADDRESS; AGE               POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------               -------------------          ----------------------------------------

E. Garrett Bewkes, Jr.**+; 73         Director and Chairman of the   Mr.  Bewkes is a director of PW Group  (holding
                                           Board of Trustees         company of PaineWebber and Mitchell  Hutchins).
                                                                     Prior to December  1995, he was a consultant to
                                                                     PW Group. Prior to 1988, he was chairman of the
                                                                     board, president and chief executive officer of
                                                                     American  Bakeries  Company.  Mr.  Bewkes  is a
                                                                     director of  Interstate  Bakeries  Corporation.
                                                                     Mr.  Bewkes  is a  director  or  trustee  of 34
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Richard R. Burt; 53                              Trustee             Mr.  Burt  is  chairman  of IEP  Advisors,  LLP
1275 Pennsylvania Ave., N.W.                                         (international   investments   and   consulting
Washington, DC  20004                                                firm)  (since  March  1994)  and a  partner  of
                                                                     McKinsey &   Company   (management   consulting
                                                                     firm)  (since  1991).  He is also a director of
                                                                     Archer-Daniels-Midland     Co.    (agricultural
                                                                     commodities),   Hollinger   International   Co.
                                                                     (publishing),   Homestake  Mining  Corp.  (gold
                                                                     mining),   six  investment   companies  in  the
                                                                     Deutsche Bank family of funds,  nine investment
                                                                     companies  in  the  Flag  Investors  family  of
                                                                     funds,  The Central  European  Funds,  Inc. and
                                                                     The  Germany  Fund,   Inc.,  vice  chairman  of
                                                                     Anchor  Gaming  (provides  technology to gaming
                                                                     and  wagering  industry)  (since July 1999) and
                                                                     chairman  of  Weirton  Steel  Corp.  (makes and
                                                                     finishes  steel  products)  (since April 1996).
                                                                     He was the chief  negotiator  in the  Strategic
                                                                     Arms  Reduction  Talks with the  former  Soviet
                                                                     Union  (1989-1991)  and the U.S.  Ambassador to
                                                                     the Federal  Republic  of Germany  (1985-1989).
                                                                     Mr. Burt   is  a  director  or  trustee  of  30
                                                                     investment   companies   for   which   Mitchell

                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Mary C. Farrell**+; 50                           Trustee             Ms.  Farrell  is a  managing  director,  senior
                                                                     investment   strategist   and   member  of  the
                                                                     Investment  Policy  Committee  of  PaineWebber.
                                                                     Ms.  Farrell  joined  PaineWebber  in 1982. She
                                                                     is  a   member   of   the   Financial   Women's
                                                                     Association  and  Women's  Economic  Roundtable
                                                                     and  appears  as a  regular  panelist  on  Wall
                                                                     $treet  Week  with  Louis  Rukeyser.  She  also
                                                                     serves  on the Board of  Overseers  of New York
                                                                     University's  Stern  School  of  Business.  Ms.
                                                                     Farrell  is  a   director   or  trustee  of  29
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.
                                                         13



       NAME AND ADDRESS; AGE               POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------               -------------------          ----------------------------------------

Meyer Feldberg; 58                               Trustee             Mr.   Feldberg   is  Dean  and   Professor   of
Columbia University                                                  Management of the Graduate  School of Business,
101 Uris Hall                                                        Columbia  University.  Prior  to  1989,  he was
New York, NY  10027                                                  president   of  the   Illinois   Institute   of
                                                                     Technology.  Dean  Feldberg  is also a director
                                                                     of  Primedia   Inc.   (publishing),   Federated
                                                                     Department    Stores,    Inc.    (operator   of
                                                                     department    stores)    and    Revlon,    Inc.
                                                                     (cosmetics).  Dean  Feldberg  is a director  or
                                                                     trustee of 33  investment  companies  for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

George W. Gowen; 70                              Trustee             Mr.  Gowen  is a  partner  in the  law  firm of
666 Third Avenue                                                     Dunnington,  Bartholow &  Miller.  Prior to May
New York, NY  10017                                                  1994,  he was a  partner  in the  law  firm  of
                                                                     Fryer, Ross & Gowen. Mr. Gowen is a director or
                                                                     trustee of 33  investment  companies  for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Frederic V. Malek; 63                            Trustee             Mr.   Malek  is  chairman  of  Thayer   Capital
1455 Pennsylvania Ave., N.W.                                         Partners   (merchant   bank)  and  chairman  of
Suite 350                                                            Thayer   Hotel   Investors   II   and   Lodging
Washington, DC  20004                                                Opportunities     Fund    (hotel     investment
                                                                     partnerships).  From  January  1992 to November
                                                                     1992,  he was campaign  manager of  Bush-Quayle
                                                                     '92.  From 1990 to 1992,  he was vice  chairman
                                                                     and,  from 1989 to 1990,  he was  president  of
                                                                     Northwest  Airlines Inc. and NWA Inc.  (holding
                                                                     company of Northwest  Airlines Inc.).  Prior to
                                                                     1989,   he  was   employed   by  the   Marriott
                                                                     Corporation   (hotels,   restaurants,   airline
                                                                     catering and contract  feeding),  where he most
                                                                     recently was an executive  vice  president  and
                                                                     president of Marriott  Hotels and Resorts.  Mr.
                                                                     Malek   is   also   a    director    of   Aegis
                                                                     Communications, Inc. (tele-services),  American
                                                                     Management    Systems,     Inc.     (management
                                                                     consulting  and  computer  related   services),
                                                                     Automatic  Data  Processing,  Inc.,  (computing
                                                                     services),  CB Richard Ellis, Inc. (real estate
                                                                     services),    FPL   Group,    Inc.    (electric
                                                                     services),   Global  Vacation  Group  (packaged
                                                                     vacations),   HCR/Manor  Care,   Inc.   (health
                                                                     care), SAGA Systems,  Inc.  (software  company)
                                                                     and  Northwest  Airlines  Inc.  Mr. Malek  is a
                                                                     director or trustee of 30 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.


                                                         14

       NAME AND ADDRESS; AGE               POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------               -------------------          ----------------------------------------

Carl W. Schafer; 64                              Trustee             Mr.   Schafer  is  president  of  the  Atlantic
66 Witherspoon Street, #1100                                         Foundation  (charitable  foundation  supporting
Princeton, NJ  08542                                                 mainly     oceanographic     exploration    and
                                                                     research).  He is a  director  of Labor  Ready,
                                                                     Inc. (temporary  employment),  Roadway Express,
                                                                     Inc.  (trucking),  The Guardian Group of Mutual
                                                                     Funds,  the  Harding,   Loevner  Funds,  E.I.I.
                                                                     Realty  Trust   (investment   company),   Evans
                                                                     Systems,  Inc. (motor fuels,  convenience store
                                                                     and diversified  company),  Electronic Clearing
                                                                     House,     Inc.     (financial     transactions
                                                                     processing),   Frontier  Oil   Corporation  and
                                                                     Nutraceutix,   Inc.  (biotechnology   company).
                                                                     Prior to January  1993,  he was chairman of the
                                                                     Investment  Advisory  Committee  of the  Howard
                                                                     Hughes  Medical  Institute.  Mr.  Schafer  is a
                                                                     director or trustee of 30 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

Brian M. Storms*+; 45                            Trustee             Mr.  Storms is  president  and chief  operating
                                                                     officer  of  Mitchell   Hutchins  (since  March
                                                                     1999).  Mr.  Storms was president of Prudential
                                                                     Investments   (1996-1999).   Prior  to  joining
                                                                     Prudential  he  was  a  managing   director  at
                                                                     Fidelity   Investments.   Mr.   Storms   is   a
                                                                     director or trustee of 30 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

Tom Disbrow**, 34                     Vice President and Assistant   Mr.  Disbrow  is a first vice  president  and a
                                                Treasurer            senior  manager  of  the  mutual  fund  finance
                                                                     department  of  Mitchell  Hutchins.   Prior  to
                                                                     November  1999,  he  was a  vice  president  of
                                                                     Zweig/Glaser  Advisers.  Mr.  Disbrow is a vice
                                                                     president   and   assistant   treasurer  of  31
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber,   or  one   of   their
                                                                     affiliates serves as investment adviser.

Kris L. Dorr*; 36                            Vice President          Ms.  Dorr  is a  first  vice  president  and  a
                                                                     portfolio manager in the short-term  strategies
                                                                     group  of  Mitchell  Hutchins.  Ms.  Dorr  is a
                                                                     vice  president of one  investment  company for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.


                                                         15

       NAME AND ADDRESS; AGE               POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------               -------------------          ----------------------------------------

Elbridge T. Gerry III*; 43                   Vice President          Mr.  Gerry is a  senior  vice  president  and a
                                                                     portfolio manager of Mitchell  Hutchins.  Prior
                                                                     to  January  1996,  he was  with J.  P.  Morgan
                                                                     Private  Banking where he was  responsible  for
                                                                     managing  municipal  assets,  including several
                                                                     municipal  bond  funds.  Mr.  Gerry  is a  vice
                                                                     president  of  five  investment  companies  for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.

John J. Lee**; 31                          Vice President and        Mr.  Lee is a vice  president  and a manager of
                                           Assistant Treasurer       the mutual fund finance  department of Mitchell
                                                                     Hutchins.  Prior to September  1997,  he was an
                                                                     audit   manager  in  the   financial   services
                                                                     practice  of Ernst & Young  LLP.  Mr.  Lee is a
                                                                     vice  president and  assistant  treasurer of 31
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as an investment adviser.

Kevin J. Mahoney**; 34                     Vice President and        Mr.  Mahoney  is a first vice  president  and a
                                           Assistant Treasurer       senior  manager  of  the  mutual  fund  finance
                                                                     department  of Mitchell  Hutchins.  From August
                                                                     1996 through  March 1999, he was the manager of
                                                                     the  mutual  fund  internal  control  group  of
                                                                     Salomon Smith Barney.  Prior to August 1996, he
                                                                     was an  associate  and  assistant  treasurer of
                                                                     BlackRock Financial Management L.P. Mr. Mahoney
                                                                     is a vice president and assistant  treasurer of
                                                                     31  investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.


Michael H. Markowitz*; 35                    Vice President          Mr.  Markowitz is a first vice  president and a
                                                                     portfolio manager in the short-term  strategies
                                                                     group of Mitchell  Hutchins.  Mr.  Markowitz is
                                                                     a vice president of one investment  company for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.

Dennis McCauley*; 53                         Vice President          Mr.  McCauley is a managing  director and chief
                                                                     investment officer--fixed  income  of  Mitchell
                                                                     Hutchins.  Mr.  McCauley is a vice president of
                                                                     22  investment  companies  for  which  Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Kevin P. McIntyre*; 33                       Vice President          Mr.   McIntyre  is  a  vice   president  and  a
                                                                     portfolio  manager of  Mitchell  Hutchins.  Mr.
                                                                     McIntyre is a vice  president of one investment
                                                                     company    for   which    Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.


                                                         16

       NAME AND ADDRESS; AGE               POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------               -------------------          ----------------------------------------

Ann E. Moran**; 42                         Vice President and        Ms. Moran is a vice  president and a manager of
                                           Assistant Treasurer       the mutual fund finance  department of Mitchell
                                                                     Hutchins.  Ms.  Moran is a vice  president  and
                                                                     assistant treasurer of 31 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

Dianne E. O'Donnell**; 47             Vice President and Secretary   Ms.  O'Donnell is a senior vice  president  and
                                                                     deputy  general  counsel of Mitchell  Hutchins.
                                                                     Ms.   O'Donnell   is  a  vice   president   and
                                                                     secretary  of  30  investment  companies  and a
                                                                     vice  president and assistant  secretary of one
                                                                     investment    company   for   which    Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Emil Polito*; 40                             Vice President          Mr.  Polito  is a  senior  vice  president  and
                                                                     director   of   operations   and   control  for
                                                                     Mitchell   Hutchins.   Mr.  Polito  is  a  vice
                                                                     president of 31 investment  companies for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Susan Ryan*; 39                              Vice President          Ms.  Ryan  is  a  senior  vice   president  and
                                                                     portfolio  manager of Mitchell Hutchins and has
                                                                     been with  Mitchell  Hutchins  since 1982.  Ms.
                                                                     Ryan is a vice  president  of  five  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.

Paul H. Schubert**; 37                Vice President and Treasurer   Mr.  Schubert  is a senior vice  president  and
                                                                     director of the mutual fund finance  department
                                                                     of Mitchell  Hutchins.  Mr.  Schubert is a vice
                                                                     president   and   treasurer  of  31  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.

Barney A. Taglialatela**; 39               Vice President and        Mr.  Taglialatela  is a  vice  president  and a
                                           Assistant Treasurer       manager of the mutual fund  finance  department
                                                                     of Mitchell  Hutchins.  Mr.  Taglialatela  is a
                                                                     vice  president and  assistant  treasurer of 31
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Debbie Vermann*; 41                          Vice President          Ms.   Vermann  is  a  vice   president   and  a
                                                                     portfolio  manager of  Mitchell  Hutchins.  Ms.
                                                                     Vermann   is  a   vice   president   of   three
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.


                                                         17

       NAME AND ADDRESS; AGE               POSITION WITH TRUST          BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
       ---------------------               -------------------          ----------------------------------------

Keith A. Weller**; 38                      Vice President and        Mr.  Weller  is  a  first  vice  president  and
                                           Assistant Secretary       associate    general    counsel   of   Mitchell
                                                                     Hutchins.   Prior  to  May  1995,   he  was  an
                                                                     attorney in private  practice.  Mr. Weller is a
                                                                     vice  president and  assistant  secretary of 30
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

---------------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business  address is 1285 Avenue of the Americas, New York, New
   York 10019-6028.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the funds as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber and/or PW Group.

         The Trust pays each trustee who is not an "interested person" of the Trust $1,000 annually for each series and up to $150 per series for each board meeting and each meeting of a board committee. The Trust thus pays each such trustee $5,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because Correspondent Services Corporation [csc] and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

         The  table  below  includes   certain   information   relating  to  the
compensation of the Trust's current board members and the compensation of those board members from all PaineWebber funds during the periods indicated:

                               COMPENSATION TABLE+

                                                AGGREGATE COMPENSATION      TOTAL COMPENSATION FROM
                                                ----------------------      -----------------------
               NAME OF PERSON, POSITION            FROM THE TRUST*               THE FUND COMPLEX**
               ------------------------            ---------------               ------------------
      Richard Q. Armstrong, Trustee...........       $8,780                        $104,650
     Richard R. Burt, Trustee.................       $8,750                        $102,850
     Meyer Feldberg, Trustee..................       $8,780                        $119,650
     George W. Gowen, Trustee.................       $9,177                        $119,650
     Frederic V. Malek, Trustee...............       $8,780                        $104,650
     Carl W. Schafer, Trustee.................       $8,780                        $104,650

--------------------
+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees estimated to be paid to each board member during the funds' fiscal year ending December 31, 2000.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1999, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

         As of April 26, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding shares of either fund.

         As of April 26, 2000, no shareholder owned 5% or more of either fund's shares.

        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

         INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as each fund's investment adviser and administrator pursuant to a contract ("Advisory and Administration Contract") under which each fund pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at the rate of 0.20% of average daily net assets.

         Services provided by Mitchell Hutchins under the Advisory and Administration Contract, as discussed below, include the provision of a continuous investment program for the funds and supervision of all matters relating to the administration and operation of the funds.

         Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio reorganized into Premier Money Market Fund and Premier Tax-Free Money Market Fund, respectively, on January 21, 2000. Premier Money Market Fund and Premier Tax-Free Money Market Fund had no investment operations prior to the reorganizations. During each of the periods indicated, Mitchell Hutchins was paid the fees indicated below under an advisory agreement pursuant to which each predecessor entity paid fees to Mitchell Hutchins at the annual rate of 0.10% of average daily net assets:


                                                                      FISCAL YEAR ENDED DECEMBER 31
                                                          ------------------------------------------------------
                                                                1999                1998               1997
                                                          -----------------     ----------------    --------------
Correspondent Cash Reserves Money Market Portfolio....        $1,669,144          $1,328,616         $1,088,088
Correspondent Cash Reserves Tax Free Money Market
Portfolio.............................................           115,099             113,647             79,470*

---------------------
* Pursuant to an undertaking by Mitchell Hutchins, $14,024 of the $93,494 advisory fee payable for the fiscal year ended December 31, 1997 was waived, resulting in the net payment of $79,470.

         Under a contract with BISYS Fund Services Ohio, Inc. ("BISYS") ("BISYS Administration Contract"), BISYS served as the administrator to Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, the predecessor entities to Premier Money Market Fund and Premier Tax-Free Money Market Fund. Under the BISYS Administration Contract, each fund paid BISYS a fee, computed daily and paid monthly, at an annual rate of 0.10% of the value of each fund's average daily net assets. For the fiscal years ended December 31, 1999, 1998 and 1997. Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio paid BISYS fees in the amount of $1,669,144, $1,328,616 and $1,088,088; and $115,099, $66,199 and $26,487; respectively. However, BISYS waived $46,040 of its fees for the fiscal year ended December 31, 1999 with respect to Correspondent Cash Reserves Tax Free Portfolio, resulting in a net payment of $69,059.

         Pursuant to the terms of a Special Management Services Agreement with Mitchell Hutchins and BISYS, Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio had agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of each fund's average daily net asset value. The fees payable to Mitchell Hutchins by Correspondent Cash Reserves Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999, 1998 and 1997, amounted to $834,572, $664,308 and $544,044 respectively; however, pursuant to an undertaking, Mitchell Hutchins waived its fee in its entirety for each such fiscal year. The fees payable to Mitchell Hutchins by Correspondent Cash Reserves Tax Free Money Market Portfolio under the Special Management

Services Agreement for the fiscal years ended December 31, 1999, 1998 and 1997, amounted to $57,550, $56,824 and $46,747, respectively, which amounts were waived in their entirety pursuant to an undertaking. The fees payable to BISYS by Correspondent Cash Reserves Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31 1999, 1998 and 1997 amounted to $834,572, $664,308 and $544,044, respectively; however, pursuant to an undertaking, BISYS waived its fee in its entirety for each such fiscal year. The fees payable to BISYS by Correspondent Cash Reserves Tax Free Money Market Portfolio under the Special Management Services Agreement for the fiscal years ended December 31, 1999, 1998 and 1997 amounted to $57,550, $56,823 and, $46,747, respectively, which amounts were waived in their entirety pursuant to an undertaking.

         Under the Advisory and Administration Contract, Mitchell Hutchins will not be liable for any error of judgment of mistake of law or for any loss suffered by the funds in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the funds' outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the funds.

         Under the terms of the Advisory and Administration Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by a fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of a fund by Mitchell Hutchins under the contract; (3) expenses of organizing the Trust and each fund; (4) filing fees and expenses relating to the registration and qualification of a fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (5) fees and salaries payable to the Trust's trustees and officers who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance and fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees of the Trust who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents (including any lending agent); (12) costs of preparing share certificates (if any); (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders; (14) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders; (15) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by the Trust or a fund; (16) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (17) the cost of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (18) the cost of investment company literature and other publications provided by the Trust to its trustees and officers; (19) costs of mailing, stationery and communications equipment; (20) expenses incident to any dividend, withdrawal or redemption options; (21) charges and expenses of any outside pricing service used to value portfolio securities; and (22) interest on borrowings of a fund.

         Mitchell Hutchins, CSC and the funds have entered into a fee waiver and reimbursement agreement pursuant to which CSC will waive 12b-1 fees (described below) in an amount equal to 0.17% of Premier Tax-Free Money Market Fund's average daily net assets during the fund's fiscal year ending December 31, 2000. Mitchell Hutchins has also agreed to reimburse the Trust on behalf of each fund for the fund's operating expenses (excluding management fees, 12b-1 fees, interest expenses, taxes, brokerage commissions and extraordinary expenses) to the extent that its aggregate net operating expenses exceed the following amounts per annum during its fiscal year ending December 31, 2000:

         Premier Money Market Fund................0.90%

         Premier Tax-Free Money Market Fund.......0.68% (including CSC's 12b-1 fee waiver)

         (Each of these amounts is the "Maximum Permitted Rate" for the applicable fund.) The Trust has agreed to repay the aggregate amount of Mitchell Hutchins' expense reimbursements out of the assets of the fund for which the expense reimbursements were made if the reimbursements would not cause the fund's aggregate net operating expenses to exceed the Maximum Permitted Rate for that fund. The Trust will only pay these reimbursements, if any, during the three years following December 31, 2000.

         NET ASSETS. The following table shows the approximate net assets as of February 29, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                   NET ASSETS
                                    INVESTMENT CATEGORY              ($MIL)
                                    -------------------              ------

               Domestic (excluding Money Market)................       $9,931.5
               Global...........................................       $4,757.8
               Equity/Balanced..................................      $10,115.9
               Fixed Income (excluding Money Market)............       $4,573.4
                            Taxable Fixed Income................       $3,146.1
                            Tax-Free Fixed Income...............       $1,427.3
               Money Market Funds...............................      $39,977.1

         FUND ACCOUNTING ARRANGEMENTS. Pursuant to a Fund Accounting Agreement with each Fund, BISYS provides accounting services to the funds, such as maintaining their books and records, calculating each fund's daily net asset value, obtaining prices of securities, and providing periodic and special accounting reports. For these services, BISYS will receive the following fees, which will be computed daily and paid monthly: 0.005% of each fund's average daily net assets up to $1 billion, 0.0025% of each fund's average daily net assets in excess of $1 billion up to $2 billion, and 0.001% in excess of $2 billion.

         DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of each fund's shares under a distribution contract with the Trust ("Distribution Contract"), which requires Mitchell Hutchins to use its best efforts, consistent with its other business, to sell shares of the funds. No separate compensation is payable by either fund to Mitchell Hutchins or its affiliates under the Distribution Contract. Instead, Mitchell Hutchins or an affiliate shall receive service and distribution fees under the funds' plan of distribution, as described below. Shares of the funds are offered continuously, except that the Trust and Mitchell Hutchins or its affiliates reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time.

         Under a plan of distribution pertaining to each fund's shares adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act ("12b-1 Plan"), each fund pays CSC a distribution and service fee, accrued daily and payable monthly, at the annual rate of 0.60% of the average daily net assets of each fund. However, CSC has agreed to waive 0.17% of Premier Tax-Free Money Market Fund's Rule 12b-1 fee through December 31, 2000, making the effective rate of this fee 0.43% until then. CSC is a wholly owned subsidiary of PaineWebber.

         CSC uses the amounts that it receives under the 12b-1 Plan to pay certain correspondent firms and other financial services firms (together with CSC, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of a fund. CSC receives no special compensation from either of the funds or investors at the time shares are bought.

         CSC also uses the 12b-1 Plan fee to:

o Spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of fund shares.

o Offset each fund's marketing costs, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

         The 12b-1 Plan and the related Distribution Contract for each fund's shares specify that the funds must pay service and distribution fees to CSC for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if CSC's expenses exceed the fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if CSC's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of fees received or accrued through the termination date of the 12b-1 Plan will be CSC's sole responsibility and not that of the funds. Annually, the board reviews the 12b-1 Plan and CSC's corresponding expenses for each fund.

         Among other things, the 12b-1 Plan provides that (1) CSC will submit to the board at least quarterly, and the trustees will review, reports regarding all amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made, (2) the 12b-1 Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreement related to the 12b-1 Plan, acting in person at a meeting called for that purpose, (3) payments by the funds under the 12b-1 Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the funds and (4) while the 12b-1 Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

         The funds' predecessors, Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, operated under a separate Rule 12b-1 plan with CSC. Under this Rule 12b-1 plan, $10,014,988 was payable to CSC by Correspondent Cash Reserves Money Market Portfolio for the fiscal year ended December 31, 1999. However, pursuant to an undertaking, this amount was reduced by $186,666, resulting in a net amount paid by Correspondent Cash Reserves Money Market Fund of $9,828,322. For the fiscal year ended December 31, 1999, the amount payable pursuant to the Rule 12b-1 plan by Correspondent Cash Reserves Tax Free Money Market Portfolio was $690,600; however, pursuant to an undertaking, the amount was reduced by $195,668, resulting in a net amount paid by Correspondent Cash Reserves Tax Free Money
Market   Portfolio  of  $494,932.

         CSC   estimates   that   it   incurred   the   following    shareholder
service-related and distribution-related expenses with respect to each fund's predecessor entity during the fiscal year ended December 31, 1999:

                                                                                CORRESPONDENT CASH
                                                        CORRESPONDENT CASH         RESERVES TAX
                                                          RESERVES MONEY            FREE MONEY
                                                         MARKET PORTFOLIO        MARKET PORTFOLIO
                                                         ----------------        -----------------

         Marketing and advertising...................    $2,998,720              $149,937

         Printing of prospectuses and statements of
           additional information to other than
           current shareholders......................    $0                      $0

         Service and distribution fees paid to
           correspondent or other financial
           services firms............................    $6,829,620              $344,995

         "Marketing and advertising" includes various internal costs allocated by CSC to its efforts at distributing the funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations at CSC.

         On January 21, 2000, when the predecessor entities reorganized into the funds, the new 12b-1 Plan with CSC took effect.

         In approving the 12b-1 Plan, the board considered all the features of the distribution system, including (1) the reasonableness of CSC's fees, (2) the likelihood that the 12b-1 Plan would facilitate distribution of fund shares, (3) the structural continuity of the 12b-1 Plan with the plan of distribution of the funds' predecessor entities, (4) the advantage to the shareholders of economies of scale resulting from growth in the funds' assets and potential continued growth and other possible benefits to shareholders of the 12b-1 Plan, (5) the services provided to the funds and their shareholders by CSC, (6) the services provided by Securities Firms pursuant to their clearing or other agreements with CSC, (7) CSC's shareholder service- and distribution-related expenses and costs and (8) the similarity of the 12b-1 Plan to plans of distribution adopted by competitor money market funds.

         With respect to the 12b-1 Plan, the board considered all compensation that CSC would receive under the Plan. The board also considered the benefits that would accrue to CSC under the Plan in that CSC would receive a service and distribution fee that is calculated based upon a percentage of the average net assets of each fund and would increase if the 12b-1 Plan were successful and the funds attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

         The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter. During the fiscal years ended December 31, 1997, 1998 and 1999, neither fund's predecessor entity paid any brokerage commissions; therefore, neither predecessor entity has allocated any brokerage transactions for research, analysis, advice and similar services.

         For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid, if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

         Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the funds.

         Investment decisions for the funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will benefit the fund.

                       ADDITIONAL PURCHASE AND REDEMPTION
                       INFORMATION; SERVICE ORGANIZATIONS

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

         Under normal circumstances, the funds' shares may be redeemed by a shareholder's check or through the funds' systematic withdrawal plan. Such a redemption order will be executed at the net asset value next determined after the order is received by Mitchell Hutchins. Redemptions of each fund's shares effected through a broker-dealer or other financial institution may be subject to a service charge by that broker-dealer or other financial institution.

         The transfer agent may modify or terminate the funds' checkwriting service at any time or impose service fees for checkwriting.

         SERVICE ORGANIZATIONS. The funds may authorize service organizations, and their agents, to accept on their behalf purchase and redemption orders that are in "good form." The funds will be deemed to have received these purchase and redemption orders when a service organization or its agent accepts them. Like all customer orders, these orders will be priced based on each fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

                               VALUATION OF SHARES

         Each fund uses its best efforts to maintain its net asset value at $1.00 per share. Each fund's net asset value per share is determined as of 12:00 noon, Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the offices of BONY, the funds' transfer agent, BISYS, Mitchell Hutchins and the relevant correspondent (or other financial services) firm are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

         Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

         The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for a fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

         In determining the approximate market value of portfolio investments, each fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

         The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate. All performance shown is that of the funds' predecessors.

         TOTAL  RETURN   CALCULATIONS.   Average   annual  total  return  quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

       P(1 + T)n =  ERV
      where: P = a hypothetical initial payment of $1,000 to purchase shares T = average annual total return of shares n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

         The funds may also advertise other performance data, which may consist of the annual or cumulative return (including short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

         The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                            PREMIER MONEY MARKET FUND

       Year ended December 31, 1999:
                Standardized Return.................             4.40%
       Five Years ended December 31, 1999:
                Standardized Return.................             4.78%
       Inception* to December 31, 1999:
                Standardized Return.................             4.16%
--------------
* The inception date for the predecessor fund is May 20, 1991.

                       PREMIER TAX-FREE MONEY MARKET FUND

       Year ended December 31, 1999:
                Standardized Return.................             2.53%
       Inception* to December 31, 1999:
                Standardized Return.................             2.75%
--------------
* The inception date for the predecessor fund is October 7, 1996.

         YIELD. Each fund computes its yield and effective yield quotations using standardized methods required by the SEC. Each fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) their effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

                                                         365/7]
              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)      - 1

         Premier Tax-Free Money Market Fund from time to time also advertises its tax-equivalent yield and tax-equivalent effective yield, also based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the fund's yield that is not tax-exempt, according to the following formula:


         TAX EQUIVALENT YIELD = [ E ] + t
                                 ---
                                [1-p]

         E = tax-exempt yield of shares
         p = stated income tax rate
         t = taxable yield of shares

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

          The following yields are for the seven-day period ended December 31, 1999:

                                              YIELD            EFFECTIVE YIELD
                                              -----            ---------------
Premier Money Market Fund                     4.79%*                4.90%
Premier Tax-Free Money Market Fund            3.59%*                3.66%
----------------------
* For the seven-day yield as of December 31, 1999, the predecessor fund's service providers voluntarily waived a portion of their fees. If the service providers had not waived a portion of their fees, the predecessor funds' seven-day yield for this period would have been 4.68% for Premier Money Market Fund and 3.28% for Premier Tax-Free Money Market Fund.

         The following tax equivalent yields are based, in each case, on the maximum individual tax rates and are also for the seven-day period ended December 31, 1999:

                                              YIELD            EFFECTIVE YIELD
                                              -----            ---------------
Premier Tax-Free Money Market Fund            5.94%                 6.06%
----------------------

         The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since they or their predecessors began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

         OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, a fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

         Each fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on fund shares are reinvested by being paid in additional fund shares, any future income of a fund would increase the value, not only of the original investment in the fund, but also of the additional fund shares received through reinvestment. As a result, the value of the investment in the fund would increase more quickly than if dividends had been paid in cash.

         Each fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

                                      TAXES

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain, if any) plus, in the case of Premier Tax-Free Money Market Fund, its net interest income excludable from gross income under section 103(a) of the Internal Revenue Code, and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

         By qualifying for treatment as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income that it distributes to its shareholders. If a fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and
(b) the shareholders would treat all those distributions, including distributions that otherwise would be "exempt-interest dividends" described in the following paragraph, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, a fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Dividends paid by Premier Tax-Free Money Market Fund will qualify as "exempt-interest dividends," and thus will be excludable from gross income by its shareholders, if it satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a). The fund intends to continue to satisfy this requirement. The aggregate amount annually designated by the fund as exempt-interest dividends may not exceed its interest for the year that is excludable under section 103(a) over certain amounts disallowed as deductions. The shareholders' treatment of dividends from the fund under state and local income tax laws may differ from the treatment thereof under the Internal Revenue Code.

         Tax-exempt interest attributable to certain PABs (including, in the case of Premier Tax-Free Money Market Fund, a proportionate part of the exempt-interest dividends paid by that fund that is attributable thereto) is an item of tax preference for purposes of the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether the fund's tax-exempt interest was attributable to those bonds. PABs are issued by or on behalf of public authorities to finance various privately operated facilities and are described above in this SAI.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing shares of Premier Tax-Free Money Market Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as Premier Tax-Free Money Market Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from that fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

         If Premier Tax-Free Money Market Fund invests in any instruments that generate taxable income, under the circumstances described in the discussion of its investment policies above and in the discussion of municipal market discount bonds below, the portion of any fund dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits and only the remaining portion will qualify as an exempt-interest dividend. The respective portions will be determined by the "actual earned" method, under which the portion of any dividend that qualifies as an exempt-interest dividend may vary, depending on the relative proportions of tax-exempt and taxable interest earned during the dividend period. Moreover, if the fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.

         Premier Tax-Free Money Market Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond

(other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         Dividends from investment company taxable income paid to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally are subject to a 30% withholding tax, unless the applicable tax rate is reduced by a treaty between the United States and the shareholder's country of residence. Withholding does not apply to a dividend paid to a foreign shareholder that is "effectively connected with the [shareholder's] conduct of a trade or business within the United States," in which case the withholding requirements applicable to domestic taxpayers apply. Exempt-interest dividends paid by Premier Tax-Free Money Market Fund are not subject to withholding.

         Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all its ordinary (I.E., taxable) income for that year and any capital gain net income for the one-year period ending October 31 of that year, plus certain other amounts.

         TAX-FREE INCOME VS. TAXABLE INCOME--PREMIER TAX-FREE MONEY MARKET FUND. The table below illustrates approximate equivalent taxable and tax-free yields at the 2000 federal individual income tax rates in effect on the date of this SAI. For example, a couple with taxable income of $90,000 in 2000, or a single individual with annual taxable income of $55,000 in 2000,whose investments earn a 3% tax-free yield, would have to earn a 4.17% taxable yield to receive the same benefit.

                              FEDERAL TAXABLE VS. TAX-FREE YIELDS*

      TAXABLE INCOME (000'S)           FEDERAL                      A TAX-FREE YIELD OF
-----------------------------------                ------------------------------------------------------
     SINGLE             JOINT        TAX BRACKET         3.00%       4.00%         5.00%          6.00%
                                                         -----       -----         -----          -----
     RETURN            RETURN                          IS EQUAL TO A TAXABLE YIELD OF APPROXIMATELY
---------------------------------------------------------------------------------------------------------
      $ 0 -  26.3      $0  -  43.9        15.00%         3.53%        4.71%         5.88%         7.06%
    26.3  -  63.6     43.9 - 106.0        28.00          4.17         5.56          6.94          8.33
     63.6 - 132.6     106.0 -161.5        31.00          4.35         5.80          7.25          8.70
    132.6 - 288.4     161.5 -288.4        36.00          4.69         6.25          7.81          9.38
       Over 288.4       Over 288.4        39.60          4.97         6.62          8.28          9.93

--------------------

* The yields listed are for illustration only and are not necessarily representative of Premier Tax-Free Money Market Fund's yield. The fund invests primarily in obligations the interest on which is exempt from federal income tax; however, some of its investments may generate taxable income. The tax rates might change after the date of this SAI. Certain simplifying assumptions have been made. Any particular taxpayer's rate may differ. The rates reflect the highest tax bracket within each range of income listed. The figures set forth above do not reflect the AMT, limitations on federal or state itemized deductions and personal exemptions or any state or local taxes payable on fund distributions.

                                OTHER INFORMATION

         DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the funds could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the funds). The Trust Instrument provides for indemnification from a fund's property for all losses and expenses of a shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of that fund. The trustees intend to conduct the operations of the funds in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the funds.

         PRIOR NAMES. Prior to July 28, 1999, the name of the Trust was "Mitchell Hutchins Institutional Series."

         VOTING RIGHTS. Shareholders of the funds are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.

         The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 10% of the Trust's outstanding shares.

         CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. The Bank of New York, located at 48 Wall Street, New York, NY 10286, serves as custodian and recordkeeping agent for the funds. BISYS, located at 3435 Stelzer Road, Columbus, OH 43219, serves as the funds' transfer and dividend disbursing agent.

         COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

         AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.

                              FINANCIAL STATEMENTS

         The Annual Report to Shareholders for the last fiscal year ended December 31, 1999 of each fund's predecessor is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE  INFORMATION
CONTAINED   OR   REFERRED   TO  IN   THE
PROSPECTUS   AND   THIS   STATEMENT   OF
ADDITIONAL  INFORMATION.  THE  FUNDS AND
THEIR  DISTRIBUTOR  HAVE NOT  AUTHORIZED
ANYONE TO PROVIDE  YOU WITH  INFORMATION
THAT IS DIFFERENT.  THE  PROSPECTUS  AND
THIS STATEMENT OF ADDITIONAL INFORMATION
IS NOT AN  OFFER TO SELL  SHARES  OF THE
FUNDS  IN  ANY  JURISDICTION  WHERE  THE
FUNDS  OR  THEIR   DISTRIBUTOR  MAY  NOT             LIR Premier Money
LAWFULLY SELL THOSE SHARES.                             Market Fund
                                                   LIR Premier Tax-Free
               ---------                             Money Market Fund

                                               ------------------------------
                                             Statement of Additional Information

                                                                     May 1, 2000
                                               ------------------------------













































(C)2000 Mitchell Hutchins Asset Management Inc.  All rights reserved.